CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net sales	¥ 182,989	¥ 327,581	¥ 498,189
Cost of goods sold	208,991	246,255	499,355
Gross profit (loss)	(26,002)	81,326	(1,166)
Other income	21,931	14,636	14,637
Selling and distribution expenses	(9,356)	(11,321)	(11,026)
Administrative expenses	(26,619)	(25,111)	(17,990)
Bad debt expense	(150,268)	(68,660)	(316,438)
Loss from assets devaluation	0	0	(85,021)
Finance costs	(2,748)	(315)	0
Other expenses	0	0	(1,461)
Loss before taxation	(193,062)	(9,445)	(418,465)
Income tax expense	33	56	209
Loss attributable to shareholders	(193,095)	(9,501)	(418,674)
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations	371	(118)	(807)
Total comprehensive loss for the year	¥ (192,724)	¥ (9,619)	¥ (419,481)
Loss per share
Basic (RMB)	¥ (65.67)	¥ (4.68)	¥ (279.54)
Diluted (RMB)	¥ (65.67)	¥ (4.68)	¥ (279.54)